Income tax (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Income Before Income Tax	$ 163,898,997	$ 80,337,502	$ 46,226,011
At Statutory Income Tax Rate	(57,364,649)	(28,118,126)	(16,179,106)
Share Of The Profit Of Associates	3,358,607	(172,953)	99,859
Effect Related To Statutory Income Tax Rate Change	(2,068,000)	4,960,011	(26,195,938)
Non- taxable financial earnings	19,381,439	0	0
Income from growth and revaluation of biological assets	4,047,796	0	0
Variation between provision and tax return	(653,803)	949,401	919,412
Loss On Net Monetary Position	(16,276,274)	(10,634,281)	(4,070,845)
Unrecognized Tax-loss Carryforwards	1,608,917	(8,748,331)	(7,301,074)
Business Combination Tax Effects	25,425,875	13,268,952	0
Others	4,601,965	7,568,098	2,571,739
Income tax for the year	$ (17,938,127)	$ (20,927,229)	$ (50,155,953)